Details of Cash From Operating Activities - Components of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Bank term deposits, bankers' acceptances and government paper	$ 498	$ 2,572
Cash	476	291
Cash and cash equivalents	$ 974	$ 2,863	$ 1,249